Investment Strategy - iShares U.S. Industry Rotation Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in U.S.‑listed equity securities and derivatives that have similar economic characteristics to such securities. Investments in derivatives are counted toward the Fund’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Fund will normally hold common stock of those companies that fall in the industries that make up the MSCI USA Index but at times may hold common stock of those companies that fall in the industries that make up the Russell 3000 Index. The Fund may also invest in other securities, including but not limited to, exchange traded funds (“ETFs”), cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates.
The Fund is managed as a rotation strategy, dynamically adjusting its exposures around its benchmark allocation. In selecting securities for the Fund, BFA takes into consideration five potential sources of return: information about the current economic cycle, valuation, quality metrics, analyst expectation data and recent trends for each industry. BFA seeks to tilt the Fund’s portfolio into what it believes to be favorable industries and away from what it believes to be unfavorable industries.
The Fund may use derivatives, including options, futures, swaps (including, but not limited to, total return swaps, some of which may be referred to as contracts for difference) and forward contracts, both to seek to increase the return of the Fund and to hedge (or protect) the value of its assets against adverse movements in interest rates and movements in the securities markets.
The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the ”Investment Company Act”).